Inventory - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Inventories [Line Items]
Write downs of inventories	$ 2.7	$ 1.1